Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (33.6)	$ (17.1)	$ (117.8)
Other comprehensive (loss) income, net of tax Market value adjustments for hedges	(1.5)	(1.0)	4.7
Other comprehensive (loss) income	(1.5)	(1.0)	4.7
Comprehensive loss	$ (35.1)	$ (18.1)	$ (113.1)